Other Income	12 Months Ended
Dec. 31, 2025
Other Income [Abstracts]
Other Income

4. Other income

	2025	2024	2023
	(in thousands)
	£	£	£

Other income:
Insurance proceeds	841	—	—
ADR depositary contribution	1,851	—	—
Total other income	2,692	—	—

Insurance proceeds represent a one-off payout under a key person policy and is presented within operating loss in the statement of operations. ADR depositary contribution relates to an amount received from the ADR depositary in relation to the ADS ratio change completed in August 2025 and is presented within loss before tax in the statement of operations. The ADR depositary contribution represents a cash receipt received from the ADR depositary.